Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Intech S&P Large Cap Diversified Alpha ETF
Shareholder Report [Line Items]
Fund Name	Intech S&P Large Cap Diversified Alpha ETF
Class Name	Intech S&P Large Cap Diversified Alpha ETF
Trading Symbol	LGDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intech S&P Large Cap Diversified Alpha ETF (the "Fund") for the period February 27, 2025 (the Fund's “Inception”) to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to the Intech S&P Large Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 933-2083
Additional Information Website	https://www.IntechETFs.com
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intech S&P Large Cap Diversified Alpha ETF	$11	0.25%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.25%
Material Change Date	Feb. 27, 2025
Net Assets	$ 98,916,000
Holdings Count | Holdings	240
Advisory Fees Paid, Amount	$ 79,476
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$98,916
Number of Holdings	240
Total Advisory Fee	$79,476
Portfolio Turnover Rate	43%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	7.9
Microsoft Corp.	5.3
Meta Platforms, Inc.	4.8
Amazon.com, Inc.	4.8
Apple, Inc.	4.4
Broadcom, Inc.	3.2
Netflix, Inc.	2.4
Tesla, Inc.	2.1
Adobe, Inc.	1.9
Progressive Corp.	1.7

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF.For financial reporting purposes, assets received, and shares issued by the LGDX ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Material Fund Change Name [Text Block]	Effective February 27, 2025, the Intech U.S. Enhanced Plus Fund LLC reorganized into the Intech S&P Large Cap Diversified Alpha ETF.For financial reporting purposes, assets received, and shares issued by the LGDX ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Accountant Change Statement [Text Block]

Changes in and Disagreements with Accountants

In connection with the reorganization on February 27, 2025, the Tidal Trust III Audit Committee approved the decision to appoint Tait, Weller & Baker as the Fund's independent registered public accounting firm.

Intech S&P Small-Mid Cap Diversified Alpha ETF
Shareholder Report [Line Items]
Fund Name	Intech S&P Small-Mid Cap Diversified Alpha ETF
Class Name	Intech S&P Small-Mid Cap Diversified Alpha ETF
Trading Symbol	SMDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intech S&P Small-Mid Cap Diversified Alpha ETF (the "Fund") for the period February 27, 2025 (the Fund's "Inception") to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to the Intech S&P Small-Mid Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 933-2083
Additional Information Website	https://www.IntechETFs.com
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intech S&P Small-Mid Cap Diversified Alpha ETF	$15	0.35%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.35%
Net Assets	$ 81,235,000
Holdings Count | Holdings	549
Advisory Fees Paid, Amount	$ 89,331
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$81,235
Number of Holdings	549
Total Advisory Fee	$89,331
Portfolio Turnover Rate	61%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc.	1.9
Tenet Healthcare, Corp.	1.3
Jones Lang LaSalle, Inc.	1.3
Sprouts Farmers Market, Inc.	1.2
Jefferies Financial Group, Inc.	1.1
DT Midstream, Inc.	1.1
Universal Display Corp.	1.0
Exelixis, Inc.	1.0
Antero Resources Corp.	0.9